Document and Entity Information	Sep. 07, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	EAGLE FINANCIAL SERVICES INC
Amendment Flag	false
Entity Central Index Key	0000880641
Document Type	8-K
Document Period End Date	Sep. 07, 2026
Entity File Number	001-42512
Entity Tax Identification Number	54-1601306
Entity Address, Address Line One	2 East Main Street
Entity Address, City or Town	Berryville
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22611
City Area Code	(540)
Local Phone Number	955-2510
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $2.50 par value per share
Trading Symbol	EFSI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
VA
Document And Entity Information [Line Items]
Entity Incorporation State Country Code	VA